Statements of Changes In Stockholders' Deficit - USD ($)	Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2021	$ (12,939,436)	$ 0	$ 719	$ (12,940,155)
Balance (Shares) at Dec. 31, 2021		0	7,187,500
Initial fair value adjustment of convertible promissory notes – related parties	52,126			52,126
Remeasurement of Class A common stock subject to possible redemption	(2,847,008)			(2,847,008)
Net loss	(2,590,948)			(2,590,948)
Balance at Dec. 31, 2022	(18,325,266)	$ 0	$ 719	(18,325,985)
Balance (Shares) at Dec. 31, 2022		0	7,187,500
Initial fair value adjustment of convertible promissory notes – related parties	533,200			533,200
Remeasurement of Class A common stock subject to possible redemption	(3,301,702)			(3,301,702)
Conversion of Class B common stock to Class A common stock		$ 719	$ (719)
Conversion of Class B common stock to Class A common stock (Shares)		7,187,500	(7,187,500)
Excise tax on Class A common stock redemptions	(2,308,378)			(2,308,378)
Net loss	(32,180,557)			(32,180,557)
Balance at Dec. 31, 2023	$ (55,582,703)	$ 719	$ 0	$ (55,583,422)
Balance (Shares) at Dec. 31, 2023		7,187,500	0